Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Payables and Accruals [Abstract]
Accounts payable-trade	$ 130	$ 479
Royalties, fees and development	680	681
Salaries and other compensation	463	510
Other accruals	11	16
Total accounts payable and accrued expenses	$ 1,284	$ 1,686